Restructuring (Tables)	12 Months Ended
Dec. 31, 2015
Restructuring and Related Activities [Abstract]
Schedule of Restructuring Costs Included in Accompanying Consolidated Statements of Operations

	2015	2014	2013
Restructuring charges	$—	$4.6	$10.0
Total pre-tax and restructuring charges	$—	$4.6	$10.0

Schedule of Restructuring Costs Included in Accrued Expenses in Accompanying Consolidated Financial Statements
The costs associated with the actions above are included in accrued expenses in the accompanying consolidated financial statements and include the amounts as follows:

	2015	2014	2013
Beginning balance	$5.4	$6.4	$5.1
Expense	—	4.6	10.0
Cash expenditures
Severance and relocation	(2.7)	(5.1)	(7.7)
Other	(0.5)	(0.5)	(1.0)
Ending balance	$2.2	$5.4	$6.4